Summary of Significant Accounting Policies - Schedule of Consolidated Net (Loss) Income (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Consolidated Net (Loss) Income [Abstract]
Revenues	$ 47,149,009	¥ 319,910,738	¥ 276,936,030	¥ 183,669,326
Cost of revenues	(28,889,357)	(196,017,177)	(163,366,825)	(108,908,547)
Other operating expenses	(16,901,246)	(114,676,644)	(167,107,209)	(64,653,628)
Other income (expenses), net	(1,814,781)	(12,313,468)	(11,092,304)	8,655,375
Income tax (expenses) benefits	29,023	196,922	2,610,709	(5,510,773)
Net (Loss) Income	$ (427,352)	¥ (2,900,000)	¥ (62,019,599)	¥ 13,251,753